Selling expenses (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Disclosure Of Sleeted Consolidated Statements Of Operation Data [Line Items]
Transportation and Distribution	₪ 24,377	$ 7,642	₪ 23,425	₪ 22,048
Salaries and related expenses	23,759	7,448	22,954	22,728
Advertising and promotion	7,399	2,319	8,297	11,923
Personnel Services	4,073	1,277	3,963	4,388
Vehicles	4,525	1,418	3,690	3,793
Depreciation and amortization	2,719	852	2,600	2,923
Share based payment expense	371	116	178	435
Others	4,498	1,411	3,786	5,978
Selling expenses	₪ 71,721	$ 22,483	₪ 68,893	₪ 74,216